Share-Based Compensation Plan - Additional Information (Details) $ / shares in Units, shares in Thousands, share in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) shares share $ / shares	Dec. 31, 2019 CAD ($) shares share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share awards	$ 9,469,000	$ 15,894,000
Cash compensation expense related to share awards	2,300,000
Financial derivatives	$ 26,792,000	$ 8,668,000
Granted (in shares) | shares	5,492	6,429
Options Outstanding, number outstanding at December 31, 2019 (in shares) | share	0.3	2.5
Options Outstanding, weighted average remaining life	3 months 18 days
Options Outstanding, weighted average exercise price (in cad per share) | $ / shares	$ 5.40	$ 6.83
Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 1.50
Financial derivatives	$ 1,100,000
Granted (in shares) | share	2.9
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share awards (in cad per share)	$ 1.48	$ 2.63
Granted (in shares) | shares	2,239	3,184